Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ 1,381,027	¥ 407,048	¥ (44,216)
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)	368,145	348,173	343,678
Impairment of goodwill (Note 6)	0	33,553	0
Impairment of intangible assets (Note 6)	15,042	5,151	33,301
Gain on sale of MUFG Union Bank	0	(349,442)	0
Impairment (reversal of impairment) of assets held for sale (Note 2)	0	(134,141)	134,141
Loss on valuation adjustment for loans held for sale held by MUFG Union Bank (Note 2)	0	282,540	3,165
Provision for credit losses (Note 4)	237,990	8,148	277,995
Employee benefit cost (income) for severance indemnities and pension plans (Note 13)	(27,001)	47,740	(25,675)
Investment securities (gains) losses—net	(1,379,550)	254,178	119,026
Amortization of premiums (discounts) on investment securities	(43,874)	51,514	72,672
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities—net (Note 31)	16,736	(37,318)	(55,634)
Foreign exchange (gains) losses—net	511,334	(508,644)	(345,968)
Equity in earnings of equity method investees—net	(463,802)	(398,086)	(436,583)
Provision (benefit) for deferred income tax expense	93,123	(410,275)	(370,668)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	(3,046,474)	(184,246)	4,143,581
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	2,094,319	2,740,193	(2,195,400)
Net decrease (increase) in collateral for derivative transactions	(437,941)	713,541	(824,720)
Net decrease (increase) in margin for listed derivative transactions	132,819	(136,057)	(103,568)
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	0	0	65,838
Net increase in loans held for sale in the business transferred to U.S. Bancorp (Note2)	0	(1,499,485)	0
Other—net	(942,166)	872,051	118,390
Net cash provided by (used in) operating activities	(1,490,273)	2,106,136	909,355
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	62,450,314	56,577,840	58,611,669
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)	31,987,266	32,907,726	36,056,569
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(87,806,011)	(81,038,628)	(94,237,804)
Proceeds from maturities of Held-to-maturity debt securities	1,380,753	127,815	565,012
Purchases of Held-to-maturity debt securities	(3,889,987)	(16,975,528)	(1,712,488)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	3,146,236	2,857,748	2,212,801
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(2,893,370)	(1,912,280)	(1,503,946)
Net decrease in cash from sale of MUB	0	(1,711,764)	0
Net cash paid for dispositions of certain business of MUAH	0	0	(724,428)
Net decrease (increase) in loans	(1,709,541)	(1,496,724)	164,122
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(3,646,170)	(1,297,909)	1,005,422
Proceeds from sales of premises and equipment	57,728	32,214	76,068
Capital expenditures for premises and equipment	(113,716)	(116,367)	(102,964)
Purchases of intangible assets	(315,146)	(272,534)	(264,038)
Proceeds from sales and dispositions of investments in equity method investees	41,179	137,992	65,398
Proceeds from sales of consolidated VIEs and subsidiaries—net	163,521	1,697	42,050
Other—net	60,247	(34,917)	(16,608)
Net cash provided by (used in) investing activities	(1,268,560)	(12,213,619)	236,835
Cash flows from financing activities:
Net increase in deposits	3,659,260	6,207,093	1,559,807
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	(6,039,816)	11,656,491	1,128,806
Net increase (decrease) in due to trust account and other short-term borrowings	804,718	(8,456,081)	4,404,313
Proceeds from issuance of long-term debt	3,188,412	7,529,772	4,659,212
Repayments of long-term debt	(3,962,569)	(4,168,619)	(5,466,007)
Proceeds from sales of treasury stock	3,327	1,212	2,688
Payments for acquisition of treasury stock (Note 18)	(400,090)	(450,376)	(158,529)
Dividends paid	(438,716)	(379,490)	(333,844)
Dividends paid by subsidiaries to noncontrolling interests	(25,738)	(18,784)	(25,626)
Other—net	(39,223)	55,059	(385,778)
Net cash provided by (used in) financing activities	(3,250,435)	11,976,277	5,385,042
Effect of exchange rate changes on cash and cash equivalents	1,994,454	1,063,752	1,251,522
Net increase (decrease) in cash and cash equivalents	(4,014,814)	2,932,546	7,782,754
Cash and cash equivalents at beginning of fiscal year	114,044,090	111,111,544	103,328,790
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	110,023,163	114,040,503	109,820,547
Restricted cash included in other assets	6,113	3,587	5,778
Cash and cash equivalents classified as assets held for sale included in other assets (Note 2)	0	0	1,285,219
Cash and cash equivalents at end of fiscal year	110,029,276	114,044,090	111,111,544
Cash paid during the fiscal year for:
Interest	4,363,668	1,942,163	596,453
Income taxes, net of refunds	520,859	453,869	220,139
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)	16,174	11,066	4,055
Assets acquired under operating lease arrangements (Note 7)	50,996	35,678	48,095
Reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale (Note 2)
Assets reclassified, excluding cash and cash equivalents	0	0	10,336,348
Liabilities reclassified	0	0	11,157,660
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Assets transferred, excluding cash and cash equivalents		11,501,815	4,477
Liabilities transferred		13,127,973	758,654
HC Philippines
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(64,104)	0	0
Acquisition of subsidiary [Abstract]
Fair value of assets acquired, excluding cash and cash equivalents	160,036	0	0
Fair value of liabilities assumed	96,152	0	0
HC Indonesia
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(28,917)	0	0
Acquisition of subsidiary [Abstract]
Fair value of assets acquired, excluding cash and cash equivalents	59,317	0	0
Fair value of liabilities assumed	30,494	0	0
PT Mandala Multifinance Tbk
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(46,025)	0	0
Acquisition of subsidiary [Abstract]
Fair value of assets acquired, excluding cash and cash equivalents	99,031	0	0
Fair value of liabilities assumed	34,676	0	0
Fair value of noncontrolling interests	10,448	0	0
Albacore Capital Group
Cash flows from investing activities:
Payments to acquire businesses, net of cash acquired	(42,817)	0	0
Acquisition of subsidiary [Abstract]
Fair value of assets acquired, excluding cash and cash equivalents	90,197	0	0
Fair value of liabilities assumed	12,187	0	0
Fair value of noncontrolling interests	17,214	0	0
Contingent consideration liabilities	¥ 17,979	0	¥ 0
Shares of U.S. Bancorp common stock received
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Noncash or part noncash divestiture, consideration received		276,099
Non-interest bearing note receivable from U.S. Bancorp
Noncash Or Part Noncash Transactions From Dispositions [Abstract]
Noncash or part noncash divestiture, consideration received		¥ 396,601